Investments in affiliates and investments in available-for-sale securities - Investments in available-for-sale securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Equity Method Investments [Line Items]
Investment in available-for-sale-securities	$ 222	$ 189
Unrealized gain	33
Unrealized loss	$ (3)	$ (46)